Label	Element	Value
Merger reserve [member]
Equity	ifrs-full_Equity	$ 27,308,000,000
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	(222,000,000)
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(19,072,000,000)
Issued Capital And Share Premium [Member]
Equity	ifrs-full_Equity	20,337,000,000	[1]
Retained earnings [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(585,000,000)
Equity attributable to owners of parent [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,606,000,000)
Equity	ifrs-full_Equity	188,644,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,021,000,000)	[2]
Other equity interest [member]
Equity	ifrs-full_Equity	22,250,000,000	[3],[4]
Non-controlling interests [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(41,000,000)
Equity	ifrs-full_Equity	$ 7,580,000,000

[1]	5In May 2018, HSBC announced a share buy-back of $2.0bn. At 30 June 2018 $1.0bn of shares had been bought back and cancelled.
[2]	8The $350m at 31 December 2017 represents the IAS 39 Available-for-sale fair value reserve as at 31 December 2017.
[3]	6During 2018, HSBC Holdings issued $4,150m of perpetual subordinated contingent convertible capital securities, on which there were $8m of external issuance costs, $34m of intra-group issuance costs and $8m of tax benefits, which are classified as equity under IFRSs. During 1H17, HSBC Holdings issued $3,000m and SGD1,000m of perpetual subordinated contingent convertible capital securities, on which there were $10m of external issuance costs, $27m of intra-group issuance costs and $7m of tax benefits, which are classified as equity under IFRSs. During 2H17 HSBC Holdings issued €1,250m of perpetual subordinated contingent convertible capital securities, on which there were $4m of external issuance costs, $10m of intra-group issuance costs and $3m of tax benefits, which are classified as equity under IFRSs.
[4]	7During 2018, HSBC Holdings redeemed its $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs, which are classified as equity under IFRSs.